Financial instruments	6 Months Ended
Jun. 30, 2014
Financial instruments
27 Financial instruments

The disclosure of the Group’s financial instruments below includes the following sections:

– Concentration of credit risk;

– Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes)

– Fair value option; and

– Disclosures about fair value of financial instruments not carried at fair value.

Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.

> Refer to “Note 34 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2013 for further information on the Group’s concentrations of credit risk.

Fair value measurement
A significant portion of the Group’s financial instruments are carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.

The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including equity and credit derivatives, certain corporate equity-linked securities, mortgage-related and CDO securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as CVA) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as DVA) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

ASU 2011-04 permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date. This change to the fair value measurement guidance is consistent with industry practice. As such, the Group continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under normal market conditions for the net long or net short position for a specific market risk. In addition, the Group reflects the net exposure to credit risk for its derivative instruments where the Group has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default. Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.

Fair value hierarchy

The levels of the fair value hierarchy are defined as follows:

– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

Assets and liabilities measured at fair value on a recurring basis

end of 2Q14	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	724	0	0		724
Interest-bearing deposits with banks	0	309	0	0		309
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	86,517	69	0		86,586
Debt	177	698	0	0		875
of which corporates	0	655	0	0		655
Equity	20,704	32	0	0		20,736
Securities received as collateral	20,881	730	0	0		21,611
Debt	39,520	60,918	4,600	0		105,038
of which foreign governments	38,953	5,224	305	0		44,482
of which corporates	69	24,480	1,774	0		26,323
of which RMBS	0	23,794	548	0		24,342
of which CMBS	0	5,122	334	0		5,456
of which CDO	0	2,232	1,369	0		3,601
Equity	81,385	6,100	674	0		88,159
Derivatives	8,808	485,198	5,125	(468,174)		30,957
of which interest rate products	2,165	390,254	1,713	–		–
of which foreign exchange products	210	43,251	390	–		–
of which equity/index-related products	6,138	23,641	932	–		–
of which credit derivatives	0	24,587	1,097	–		–
Other	2,972	5,219	3,082	0		11,273
Trading assets	132,685	557,435	13,481	(468,174)		235,427
Debt	2,203	1,014	0	0		3,217
of which foreign governments	1,810	0	0	0		1,810
of which corporates	0	587	0	0		587
of which CDO	0	423	0	0		423
Equity	2	101	3	0		106
Investment securities	2,205	1,115	3	0		3,323
Private equity	0	0	1,251	0		1,251
of which equity funds	0	0	579	0		579
Hedge funds	0	159	323	0		482
of which debt funds	0	119	312	0		431
Other equity investments	84	110	1,720	0		1,914
of which private	0	82	1,720	0		1,802
Life finance instruments	0	0	1,605	0		1,605
Other investments	84	269	4,899	0		5,252
Loans	0	11,299	8,598	0		19,897
of which commercial and industrial loans	0	5,521	5,699	0		11,220
of which financial institutions	0	4,842	1,572	0		6,414
Other intangible assets (mortgage servicing rights)	0	0	66	0		66
Other assets	4,102	22,076	5,923	(828)		31,273
of which loans held-for-sale	0	13,300	5,242	0		18,542
Total assets at fair value	159,957	680,474	33,039	(469,002)		404,468
Less other investments - equity at fair value attributable to noncontrolling interests	(80)	(132)	(752)	0		(964)
Less assets consolidated under ASU 2009-17 [2]	0	(7,862)	(2,079)	0		(9,941)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	159,877	672,480	30,208	(469,002)		393,563
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2Q14	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	998	0	0		998
Customer deposits	0	3,142	87	0		3,229
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	60,529	0	0		60,529
Debt	177	698	0	0		875
of which corporates	0	655	0	0		655
Equity	20,704	32	0	0		20,736
Obligation to return securities received as collateral	20,881	730	0	0		21,611
Debt	17,778	4,744	0	0		22,522
of which foreign governments	17,616	407	0	0		18,023
of which corporates	9	3,893	0	0		3,902
Equity	17,758	310	19	0		18,087
Derivatives	8,959	494,139	4,896	(473,474)		34,520
of which interest rate products	2,207	383,422	1,185	–		–
of which foreign exchange products	232	56,116	696	–		–
of which equity/index-related products	6,201	26,397	1,265	–		–
of which credit derivatives	0	25,055	1,291	–		–
Trading liabilities	44,495	499,193	4,915	(473,474)		75,129
Short-term borrowings	0	7,031	101	0		7,132
Long-term debt	3	59,901	10,313	0		70,217
of which treasury debt over two years	0	8,134	0	0		8,134
of which structured notes over two years	0	26,120	7,374	0		33,494
of which non-recourse liabilities	3	8,898	2,028	0		10,929
Other liabilities	0	17,460	3,325	(776)		20,009
of which failed sales	0	479	727	0		1,206
Total liabilities at fair value	65,379	648,984	18,741	(474,250)		258,854
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 4Q13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	527	0	0		527
Interest-bearing deposits with banks	0	311	0	0		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	96,383	204	0		96,587
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Securities received as collateral	21,098	1,702	0	0		22,800
Debt	41,829	63,218	5,069	0		110,116
of which foreign governments	40,199	6,980	230	0		47,409
of which corporates	14	24,268	2,128	0		26,410
of which RMBS	0	23,343	436	0		23,779
of which CMBS	0	5,255	417	0		5,672
of which CDO	0	3,305	1,567	0		4,872
Equity	70,322	5,778	595	0		76,695
Derivatives	6,610	563,649	5,217	(543,873)		31,603
of which interest rate products	1,065	444,056	1,574	–		–
of which foreign exchange products	8	60,807	484	–		–
of which equity/index-related products	5,278	28,763	1,240	–		–
of which credit derivatives	0	25,662	1,138	–		–
Other	3,691	4,479	2,829	0		10,999
Trading assets	122,452	637,124	13,710	(543,873)		229,413
Debt	1,788	1,098	0	0		2,886
of which foreign governments	1,386	2	0	0		1,388
of which corporates	0	606	0	0		606
of which CDO	0	490	0	0		490
Equity	2	97	2	0		101
Investment securities	1,790	1,195	2	0		2,987
Private equity	0	0	3,345	0		3,345
of which equity funds	0	0	2,236	0		2,236
Hedge funds	0	289	392	0		681
of which debt funds	0	174	329	0		503
Other equity investments	283	55	1,632	0		1,970
of which private	0	15	1,630	0		1,645
Life finance instruments	0	0	1,600	0		1,600
Other investments	283	344	6,969	0		7,596
Loans	0	11,459	7,998	0		19,457
of which commercial and industrial loans	0	6,302	5,309	0		11,611
of which financial institutions	0	4,484	1,322	0		5,806
Other intangible assets (mortgage servicing rights)	0	0	42	0		42
Other assets	4,861	21,530	6,159	(1,032)		31,518
of which loans held-for-sale	0	12,770	5,615	0		18,385
Total assets at fair value	150,484	770,575	35,084	(544,905)		411,238
Less other investments - equity at fair value attributable to noncontrolling interests	(246)	(149)	(2,781)	0		(3,176)
Less assets consolidated under ASU 2009-17 [2]	0	(8,996)	(2,458)	0		(11,454)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	150,238	761,430	29,845	(544,905)		396,608
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 4Q13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,450	0	0		1,450
Customer deposits	0	3,197	55	0		3,252
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	75,990	114	0		76,104
Debt	409	1,592	0	0		2,001
of which corporates	0	1,558	0	0		1,558
Equity	20,689	110	0	0		20,799
Obligation to return securities received as collateral	21,098	1,702	0	0		22,800
Debt	19,037	5,311	2	0		24,350
of which foreign governments	18,863	603	0	0		19,466
of which corporates	1	4,130	2	0		4,133
Equity	15,476	309	17	0		15,802
Derivatives	5,879	572,444	5,545	(547,385)		36,483
of which interest rate products	896	439,446	1,129	–		–
of which foreign exchange products	14	71,547	938	–		–
of which equity/index-related products	4,691	30,622	1,896	–		–
of which credit derivatives	0	25,942	1,230	–		–
Trading liabilities	40,392	578,064	5,564	(547,385)		76,635
Short-term borrowings	0	5,888	165	0		6,053
Long-term debt	0	53,589	9,780	0		63,369
of which treasury debt over two years	0	9,081	0	0		9,081
of which structured notes over two years	0	20,679	6,217	0		26,896
of which non-recourse liabilities	0	9,509	2,552	0		12,061
Other liabilities	0	19,511	2,861	(399)		21,973
of which failed sales	0	638	1,143	0		1,781
Total liabilities at fair value	61,490	739,391	18,539	(547,784)		271,636
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2

All transfers between level 1 and level 2 are reported through the last day of the reporting period.

In 6M14, transfers to level 1 out of level 2 were from trading assets and trading liabilities. The transfers were primarily in exchange traded derivatives as they moved closer to maturity and pricing inputs became more observable. Transfers out of level 1 to level 2 were primarily from trading assets. The transfers were primarily in equity as suitable closing prices were unobtainable as of the end of 6M14.

Transfers between level 1 and level 2

	6M14		6M13
in	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	400	11	471	85
Equity	409	78	422	171
Derivatives	4,693	1	4,093	1
Trading assets	5,502	90	4,986	257
Liabilities (CHF million)
Debt	312	0	6	17
Equity	129	81	250	17
Derivatives	4,746	19	3,536	9
Trading liabilities	5,187	100	3,792	43

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
6M14	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0	(135)	0	0	0	0	0		0	0		0	0	69
Debt	5,069	518	(1,261)	3,644	(3,747)	0	0	(44)		410	0		0	11	4,600
of which corporates	2,128	135	(487)	837	(1,062)	0	0	(59)		272	0		0	10	1,774
of which RMBS	436	309	(252)	430	(439)	0	0	12		55	0		0	(3)	548
of which CMBS	417	44	(181)	172	(102)	0	0	1		(15)	0		0	(2)	334
of which CDO	1,567	17	(130)	1,950	(2,097)	0	0	(1)		68	0		0	(5)	1,369
Equity	595	117	(231)	303	(266)	0	0	42		118	0		0	(4)	674
Derivatives	5,217	368	(266)	0	0	1,542	(2,134)	19		384	0		0	(5)	5,125
of which interest rate products	1,574	31	(12)	0	0	92	(361)	5		381	0		0	3	1,713
of which equity/index-related products	1,240	24	(123)	0	0	192	(257)	14		(157)	0		0	(1)	932
of which credit derivatives	1,138	251	(124)	0	0	314	(504)	(3)		28	0		0	(3)	1,097
Other	2,829	279	(449)	1,372	(1,085)	0	(122)	6		259	0		0	(7)	3,082
Trading assets	13,710	1,282	(2,207)	5,319	(5,098)	1,542	(2,256)	23		1,171	0		0	(5)	13,481
Investment securities	2	0	0	0	0	0	0	0		0	0		0	1	3
Equity	5,369	0	(14)	479	(3,027)	0	0	0		33	0		441	13	3,294
Life finance instruments	1,600	0	0	100	(154)	0	0	0		65	0		0	(6)	1,605
Other investments	6,969	0	(14)	579	(3,181)	0	0	0		98	0		441	7	4,899
Loans	7,998	109	(366)	172	(912)	2,516	(896)	1		4	0		2	(30)	8,598
of which commercial and industrial loans	5,309	107	(276)	161	(628)	1,799	(758)	1		5	0		0	(21)	5,699
of which financial institutions	1,322	2	(17)	11	(81)	429	(98)	0		3	0		4	(3)	1,572
Other intangible assets (mortgage servicing rights)	42	0	0	26	0	0	0	0		0	0		(2)	0	66
Other assets	6,159	1,428	(1,561)	2,407	(2,181)	347	(827)	19		127	0		(1)	6	5,923
of which loans held-for-sale [2]	5,615	1,427	(1,544)	2,159	(2,118)	346	(828)	25		152	0		(1)	9	5,242
Total assets at fair value	35,084	2,819	(4,283)	8,503	(11,372)	4,405	(3,979)	43		1,400	0		440	(21)	33,039
Liabilities (CHF million)
Customer deposits	55	0	0	0	0	25	0	0		2	0		0	5	87
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0	(114)	0	0	0	0	0		0	0		0	0	0
Trading liabilities	5,564	519	(754)	22	(18)	838	(1,766)	214		307	0		0	(11)	4,915
of which interest rate derivatives	1,129	36	(6)	0	0	42	(234)	4		216	0		0	(2)	1,185
of which foreign exchange derivatives	938	0	(2)	0	0	3	(144)	(4)		(94)	0		0	(1)	696
of which equity/index-related derivatives	1,896	190	(589)	0	0	402	(691)	209		(147)	0		0	(5)	1,265
of which credit derivatives	1,230	266	(152)	0	0	206	(542)	7		279	0		0	(3)	1,291
Short-term borrowings	165	13	(35)	0	0	249	(294)	(1)		2	0		0	2	101
Long-term debt	9,780	605	(1,840)	0	0	3,386	(1,885)	11		300	0		0	(44)	10,313
of which structured notes over two years	6,217	220	(971)	0	0	2,493	(778)	8		217	0		0	(32)	7,374
of which non-recourse liabilities	2,552	378	(583)	0	0	330	(673)	16		14	0		0	(6)	2,028
Other liabilities	2,861	79	(93)	262	(630)	633	(170)	14		94	4		269	2	3,325
of which failed sales	1,143	65	(42)	78	(560)	0	0	0		47	0		(2)	(2)	727
Total liabilities at fair value	18,539	1,216	(2,836)	284	(648)	5,131	(4,115)	238		705	4		269	(46)	18,741
Net assets/(liabilities) at fair value	16,545	1,603	(1,447)	8,219	(10,724)	(726)	136	(195)		695	(4)		171	25	14,298
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized gains recorded in trading revenues of CHF 20 million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
6M13	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Debt	5,888	465	(979)	3,291	(4,604)	0	0	130		150	0		0	170	4,511
of which corporates	3,192	146	(483)	1,009	(2,020)	0	0	113		9	0		0	91	2,057
of which RMBS	724	257	(292)	758	(638)	0	0	6		64	0		0	27	906
of which CMBS	1,023	26	(100)	129	(821)	0	0	(3)		33	0		0	19	306
of which CDO	447	14	(39)	1,384	(1,008)	0	0	2		45	0		0	20	865
Equity	485	190	(173)	139	(236)	0	0	6		(2)	0		0	14	423
Derivatives	6,650	916	(897)	0	0	721	(1,004)	96		(97)	0		0	194	6,579
of which interest rate products	1,859	42	(198)	0	0	164	(198)	2		(161)	0		0	50	1,560
of which equity/index-related products	1,920	149	(258)	0	0	116	(225)	62		250	0		0	62	2,076
of which credit derivatives	1,294	721	(262)	0	0	111	(302)	33		(9)	0		0	41	1,627
Other	2,486	165	(224)	2,727	(2,133)	0	(65)	1		(46)	0		0	89	3,000
Trading assets	15,509	1,736	(2,273)	6,157	(6,973)	721	(1,069)	233		5	0		0	467	14,513
Investment securities	170	0	0	166	(17)	0	0	0		0	0		0	0	319
Equity	6,366	0	(40)	745	(1,329)	0	0	0		(2)	0		276	196	6,212
Life finance instruments	1,818	0	0	100	(186)	0	0	0		(80)	0		0	61	1,713
Other investments	8,184	0	(40)	845	(1,515)	0	0	0		(82)	0		276	257	7,925
Loans	6,619	93	(1,644)	368	(834)	3,593	(1,193)	(1)		(81)	0		0	229	7,149
of which commercial and industrial loans	4,778	81	(322)	368	(595)	1,346	(780)	0		(126)	0		0	149	4,899
of which financial institutions	1,530	11	(2)	1	(119)	240	(363)	0		(49)	0		0	49	1,298
Other intangible assets (mortgage servicing rights)	43	0	0	0	0	0	0	0		0	0		(6)	2	39
Other assets	5,164	1,551	(1,556)	2,673	(1,707)	700	(501)	16		133	0		0	158	6,631
of which loans held-for-sale	4,463	1,540	(1,554)	2,494	(1,538)	700	(501)	15		92	0		0	131	5,842
Total assets at fair value	35,689	3,380	(5,513)	10,209	(11,046)	5,014	(2,763)	248		(25)	0		270	1,113	36,576
Liabilities (CHF million)
Customer deposits	25	0	0	0	0	53	0	0		(13)	0		0	(3)	62
Trading liabilities	5,356	1,024	(814)	53	(155)	489	(1,125)	124		252	0		0	165	5,369
of which interest rate derivatives	1,357	59	(132)	0	0	82	(43)	3		(269)	0		0	38	1,095
of which foreign exchange derivatives	1,648	15	(14)	0	0	13	(472)	(1)		73	0		0	50	1,312
of which equity/index-related derivatives	1,003	111	(302)	0	0	275	(308)	90		341	0		0	34	1,244
of which credit derivatives	819	808	(267)	0	0	71	(226)	40		89	0		0	27	1,361
Short-term borrowings	124	46	(34)	0	0	203	(86)	(4)		(61)	0		0	5	193
Long-term debt	10,098	1,728	(1,209)	0	0	2,818	(2,787)	16		(51)	0		0	347	10,960
of which structured notes over two years	6,189	321	(893)	0	0	1,966	(1,160)	12		(352)	0		0	223	6,306
of which non-recourse liabilities	2,551	1,369	(196)	0	0	438	(1,274)	10		114	0		0	76	3,088
Other liabilities	2,848	31	(131)	62	(280)	1	(58)	(16)		(18)	26		135	77	2,677
of which failed sales	1,160	12	(77)	45	(230)	0	0	(4)		(8)	0		0	38	936
Total liabilities at fair value	18,451	2,829	(2,188)	115	(435)	3,564	(4,056)	120		109	26		135	591	19,261
Net assets/(liabilities) at fair value	17,238	551	(3,325)	10,094	(10,611)	1,450	1,293	128		(134)	(26)		135	522	17,315
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	6M14				6M13
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	500	167	667	[1]	(6)	109	103	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(528)	74	(454)		(1,079)	103	(976)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.

Transfers in and out of level 3

Transfers into level 3 assets during 6M14 were CHF 2,819 million, primarily from loans held-for-sale and trading assets. The transfers were primarily in the corporate credit and alternative investment businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 6M14 were CHF 4,283 million, primarily in trading assets and loans held-for-sale. The transfers out of level 3 assets were primarily in the corporate credit, alternative investment, emerging markets and prime services businesses due to improved observability of pricing data and increased availability of pricing information from external providers.

Transfers into level 3 assets during 2Q14 were CHF 1,188 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the corporate credit business due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2Q14 were CHF 1,928 million, primarily in trading assets and loans held-for-sale. The transfers out of level 3 assets were primarily in the corporate credit, alternative investment and emerging markets businesses due to improved observability of pricing data and increased availability of pricing information from external providers.

Qualitative disclosures of valuation techniques

Overview

The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments. Product Control and Risk Management create, review and approve significant valuation policies and procedures. The framework includes three main internal processes: (i) valuation governance; (ii) independent price verification and significant unobservable inputs review; and (iii) a cross-functional pricing model review. Through this framework, the Group determines the reasonableness of the fair value of its financial instruments.

On a monthly basis, meetings are held for each business line with senior representatives of the Front Office and Product Control to discuss independent price verification results, valuation adjustments, and other significant valuation issues. On a quarterly basis, a review of significant changes in the fair value of financial instruments is undertaken by Product Control and conclusions are reached regarding the reasonableness of those changes. Additionally, on a quarterly basis, meetings are held for each business line with senior representatives of the Front Office, Product Control, Risk Management, and Financial Accounting to discuss independent price verification results, valuation issues, business and market updates, as well as a review of significant changes in fair value from the prior quarter, significant unobservable inputs and prices used in valuation techniques, and valuation adjustments.

The results of these meetings are aggregated for presentation to the Valuation and Risk Management Committee (VARMC) and the Audit Committee. The VARMC, which is comprised of Executive Board members and the heads of the business and control functions, meets to review and ratify valuation review conclusions, and to resolve significant valuation issues for the Group. Oversight of the valuation control framework is through specific and regular reporting on valuation directly to the Group’s Executive Board through the VARMC.

One of the key components of the governance process is the segregation of duties between the Front Office and Product Control. The Front Office is responsible for measuring inventory at fair value on a daily basis, while Product Control is responsible for independently reviewing and validating those valuations on a periodic basis. The Front Office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes, or broker quotes for the same or similar instruments. Product Control validates this inventory using independently sourced data that also includes executed transactions, dealer quotes, and broker quotes.

Product Control utilizes independent pricing service data as part of their review process. Independent pricing service data is analyzed to ensure that it is representative of fair value including confirming that the data corresponds to executed transactions or executable broker quotes, review and assessment of contributors to ensure they are active market participants, review of statistical data and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.

For certain financial instruments the fair value is estimated in full or in part using valuation techniques based on assumptions that are not supported by market observable prices, rates, or other inputs. In addition, there may be uncertainty about a valuation, which results from the choice of valuation technique or model used, the assumptions embedded in those models, the extent to which inputs are not market observable, or as a consequence of other elements affecting the valuation technique or model. Model calibration is performed when significant new market information becomes available or at a minimum on a quarterly basis as part of the business review of significant unobservable inputs for level 3 instruments. For models that have been deemed to be significant to the overall fair value of the financial instrument, model validation is performed as part of the periodic review of the related model.

The Group performs a sensitivity analysis of its significant level 3 financial instruments. This sensitivity analysis estimates a fair value range by changing the related significant unobservable inputs value. This sensitivity analysis is an internal mechanism to monitor the impact of reasonable alternative inputs or prices for level 3 financial instruments. Where a model-based technique is used to determine the fair value of the level 3 financial instrument, an alternative input value is utilized to derive an estimated fair value range. Where a price-based technique is used to determine the fair value of the level 3 financial instruments, Front Office professional judgment is used to estimate a fair value range.

The following information on the valuation techniques and significant unobservable inputs of the various financial instruments, and the sensitivity of fair value measurements to changes in significant unobservable inputs, should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions

Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy. Significant unobservable input is funding spread.

Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.

Debt securities

Foreign governments and corporates

Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.

Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include price, buyback probability, correlation and credit spread. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).

CMBS, RMBS and CDO securities

Fair values of RMBS, CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate and discount rate. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs prepayment rates, default rates, loss severity and discount rates. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

Equity securities

The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include earnings before interest, taxes, depreciation and amortization (EBITDA) multiple, discount rate and capitalization rate.

Derivatives

Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. For exchange-traded derivatives where the volume of trading is low, the observable exchange prices may not be considered executable at the reporting date. These derivatives are valued in the same manner as similar observable OTC derivatives and are included in level 2 of the fair value hierarchy. If the similar OTC derivative used for valuing the exchange-traded derivative is not observable, than the exchange-traded derivative is included in level 3 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.

Our valuation of derivatives does not include an adjustment for the cost of funding uncollateralized OTC derivatives due to a lack of clear observability in the marketplace.

Interest rate derivatives

OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to correlation, volatility, volatility skew, prepayment rate, credit spread, basis spread, mean reversion and gap risk.

Foreign exchange derivatives

Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to prepayment rate and correlation.

Equity and index-related derivatives

Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include correlation, volatility, skew and buyback probability.

Generally, the interrelationship between the volatility and correlation is positively correlated.

Credit derivatives

Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spread and recovery rate.

Complex structured credit derivatives are valued using proprietary models requiring unobservable inputs such as recovery rate, credit spread, correlation, funding spread and price. These inputs are generally implied from available market observable data. Fair values determined by price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity and discount rate.

Other trading assets

Other trading assets primarily include RMBS loans and life settlement and premium finance instruments. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of market implied life expectancy, while for RMBS loans it is market comparable price.

For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.

For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of those unobservable prices.

Other investments

Private equity, hedge funds and other equity investments

Other equity investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published net asset values (NAVs). Most of these investments are classified as level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not current with observed market movements, it is probable that these investments will be sold for an amount other than NAV or there exist other circumstances that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. Unobservable inputs may include credit spread, contingent probability and EBITDA multiple. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Life finance instruments

Life finance instruments include Single Premium Immediate Annuities (SPIA) and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.

Loans

The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan. Significant unobservable inputs may include credit spread and price.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

Accrual based Private Banking & Wealth Management loans, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, include consumer loans relating to mortgages, loans collateralized by securities or consumer finance, as well as corporate and institutional loans relating to real estate, commercial and industrial loans, and loans to financial institutions, governments and public institutions. Fair values for these loans are determined by using a discounted cash flow model. Future cash flows are discounted using risk-adjusted discount rates which are derived from observable market interest rates for the applicable maturity and currency and from counterparty-related credit spreads.

Deposits

Accrual based deposits with a stated maturity, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, are generally fair valued by using a discounted cash flow model incorporating the Group’s credit spreads. The estimated fair value of accrual accounted deposits without a stated maturity approximates the carrying amount; however, the value does not include an estimate of the value attributed to the long-term relationships with its customers that in the aggregate adds significant value to the Group’s stable deposit base.

Short-term borrowings and long-term debt

The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for long-term debt include buyback probability, gap risk, correlation, volatility, credit spread and price.

Generally, the interrelationships between volatility, skew, correlation, gap risk and credit spreads inputs are positively correlated.

Other liabilities

Failed sales

These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.

Short-term financial instruments

Certain short-term financial instruments are not carried at fair value on the balance sheet, but a fair value has been disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below. These instruments include: cash and due from banks, cash collateral receivables and payables and other receivables and payables arising in the ordinary course of business. For these financial instruments, the carrying value approximates the fair value due to the relatively short period of time between their origination and expected realization, as well as the minimal credit risk inherent in these instruments.

Sensitivity of fair value measurements to changes in significant unobservable inputs

For level 3 assets with a significant unobservable input of buyback probability, EBITDA multiple, market implied life expectancy (for life finance instruments), correlation, price, volatility, volatility skew, recovery rate, funding spread and contingent probability, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with a significant unobservable input of market implied life expectancy (for life settlement and premium finance instruments), capitalization rate, discount rate, prepayment rate and credit spread, in general, an increase in the significant unobservable input would decrease the fair value.

For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input gap risk would increase the fair value. An increase in the significant unobservable inputs basis spread, mean reversion and skew would decrease the fair value.

Interrelationships between significant unobservable inputs

Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.

Quantitative disclosures of valuation techniques

The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.

Quantitative information about level 3 assets at fair value

end of 2Q14	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69	Discounted cash flow	Funding spread, in bp		350	350	350
Debt	4,600
of which corporates	1,774
of which	122	Option model	Correlation, in %		(83)	100	12
			Buyback probability, in %	[2]	50	100	59
of which	427	Market comparable	Price, in %		0	135	89
of which	1,125	Discounted cash flow	Credit spread, in bp		9	1,445	383
of which RMBS	548	Discounted cash flow	Discount rate, in %		1	32	9
			Prepayment rate, in %		0	35	8
			Default rate, in %		0	27	3
			Loss severity, in %		0	100	42
of which CMBS	334	Discounted cash flow	Capitalization rate, in %		7	12	8
			Discount rate, in %		1	26	8
			Prepayment rate, in %		0	28	14
			Default rate, in %		0	14	0
			Loss severity, in %		0	50	2
of which CDO	1,369
of which	110	Vendor price	Price, in %		50	100	95
of which	338	Discounted cash flow	Discount rate, in %		2	18	8
			Prepayment rate, in %		0	30	10
			Default rate, in %		0	7	2
			Loss severity, in %		0	100	31
of which	785	Market comparable	Price, in %		89	197	186
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 2Q14	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Equity	674
of which	421	Market comparable		EBITDA multiple		3		12		9
				Price, in %		1		179		48
of which	25	Discounted cash flow		Capitalization rate, in %		7		7		7
				Discount rate, in %		15		15		15
Derivatives	5,125
of which interest rate products	1,713	Option model		Correlation, in %		15		100		80
				Prepayment rate, in %		5		36		28
				Volatility skew, in %		(8)		2		(1)
				Credit spread, in bp		60		531		137
of which equity/index-related products	932	Option model		Correlation, in %		(83)		100		12
				Volatility, in %		0		170		20
of which credit derivatives	1,097	Discounted cash flow		Credit spread, in bp		1		1,928		117
				Recovery rate, in %		0		77		26
				Discount rate, in %		1		34		15
				Default rate, in %		1		22		7
				Loss severity, in %		10		90		57
				Correlation, in %		32		97		70
				Prepayment rate, in %		0		31		5
Other	3,082
of which	2,398	Market comparable		Price, in %		0		108		45
of which	646	Discounted cash flow		Market implied life expectancy, in years		3		20		9
Trading assets	13,481
Investment securities	3	–		–		–		–		–
Private equity	1,251	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	323	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,720
of which private	1,720
of which	350	Discounted cash flow		Contingent probability, in %		69		69		69
of which	944	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Life finance instruments	1,605	Discounted cash flow		Market implied life expectancy, in years		1		21		8
Other investments	4,899
Loans	8,598
of which commercial and industrial loans	5,699
of which	4,798	Discounted cash flow		Credit spread, in bp		11		2,692		366
of which	637	Market comparable		Price, in %		0		118		92
of which financial institutions	1,572	Discounted cash flow		Credit spread, in bp		93		813		318
Other intangible assets (mortgage servicing rights)	66	–		–		–		–		–
Other assets	5,923
of which loans held-for-sale	5,242
of which	1,707	Vendor price		Price, in %		0		104		99
of which	820	Discounted cash flow		Credit spread, in bp		75		623		270
				Recovery rate, in %		1		1		1
of which	2,424	Market comparable		Price, in %		0		103		68
Total level 3 assets at fair value	33,039
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 assets at fair value (continued)

end of 4Q13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	Discounted cash flow	Funding spread, in bp		90	350	178
Debt	5,069
of which corporates	2,128
of which	129	Option model	Correlation, in %		(83)	96	14
			Buyback probability, in %	[2]	50	100	62
of which	592	Market comparable	Price, in %		0	112	91
of which	807	Discounted cash flow	Credit spread, in bp		22	957	348
of which RMBS	436	Discounted cash flow	Discount rate, in %		2	33	9
			Prepayment rate, in %		0	27	7
			Default rate, in %		0	25	5
			Loss severity, in %		0	100	48
of which CMBS	417	Discounted cash flow	Capitalization rate, in %		5	12	9
			Discount rate, in %		1	30	9
			Prepayment rate, in %		0	20	10
			Default rate, in %		0	18	1
			Loss severity, in %		0	40	3
of which CDO	1,567
of which	118	Vendor price	Price, in %		0	100	94
of which	278	Discounted cash flow	Discount rate, in %		2	24	6
			Prepayment rate, in %		0	30	7
			Default rate, in %		1	15	3
			Loss severity, in %		25	100	68
of which	423	Market comparable	Price, in %		85	101	98
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 4Q13	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Equity	595
of which	270	Market comparable		EBITDA multiple		3		12		7
of which	35	Discounted cash flow		Capitalization rate, in %		7		7		7
				Discount rate, in %		15		15		15
Derivatives	5,217
of which interest rate products	1,574	Option model		Correlation, in %		15		100		82
				Prepayment rate, in %		5		31		24
				Volatility, in %		2		31		6
				Volatility skew, in %		(9)		2		(1)
				Credit spread, in bp		95		2,054		218
of which equity/index-related products	1,240	Option model		Correlation, in %		(83)		96		14
				Volatility, in %		2		252		26
of which credit derivatives	1,138	Discounted cash flow		Credit spread, in bp		1		2,054		298
				Recovery rate, in %		0		77		25
				Discount rate, in %		4		29		14
				Default rate, in %		1		16		6
				Loss severity, in %		10		100		59
				Correlation, in %		34		97		83
				Prepayment rate, in %		0		17		5
Other	2,829
of which	2,139	Market comparable		Price, in %		0		146		34
of which	589	Discounted cash flow		Market implied life expectancy, in years		3		19		9
Trading assets	13,710
Investment securities	2	–		–		–		–		–
Private equity	3,345	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	392	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	1,632
of which private	1,630
of which	384	Discounted cash flow		Credit spread, in bp		897		3,175		1,207
				Contingent probability, in %		59		59		59
of which	813	Market comparable		EBITDA multiple		1		10		8
Life finance instruments	1,600	Discounted cash flow		Market implied life expectancy, in years		1		21		9
Other investments	6,969
Loans	7,998
of which commercial and industrial loans	5,309
of which	4,526	Discounted cash flow		Credit spread, in bp		50		2,488		504
of which	326	Market comparable		Price, in %		0		100		69
of which financial institutions	1,322	Discounted cash flow		Credit spread, in bp		98		884		302
Other intangible assets (mortgage servicing rights)	42	–		–		–		–		–
Other assets	6,159
of which loans held-for-sale	5,615
of which	1,954	Vendor price		Price, in %		0		160		99
of which	1,042	Discounted cash flow		Credit spread, in bp		75		2,389		467
				Recovery rate, in %		1		1		0
of which	2,420	Market comparable		Price, in %		0		105		59
Total level 3 assets at fair value	35,084
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value

end of 2Q14	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	87	–	–		–	–	–
Trading liabilities	4,915
of which interest rate derivatives	1,185	Option model	Basis spread, in bp		(10)	98	56
			Correlation, in %		17	100	70
			Mean reversion, in %	[2]	5	10	5
			Prepayment rate, in %		8	36	27
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	696	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		23	36	29
of which equity/index-related derivatives	1,265	Option model	Correlation, in %		(83)	100	12
			Skew, in %		49	159	106
			Volatility, in %		3	170	28
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,291	Discounted cash flow	Credit spread, in bp		1	1,831	133
			Discount rate, in %		1	35	15
			Default rate, in %		1	21	7
			Recovery rate, in %		0	77	38
			Loss severity, in %		10	90	61
			Correlation, in %		32	98	53
			Funding spread, in bp		51	51	51
			Prepayment rate, in %		0	11	4
Short-term borrowings	101	–	–		–	–	–
Long-term debt	10,313
of which structured notes over two years	7,374
of which	5,910	Option model	Correlation, in %		(83)	100	13
			Volatility, in %		3	170	25
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	4	0
of which	452	Discounted cash flow	Credit spread, in bp		305	673	372
of which non-recourse liabilities	2,028
of which	1,831	Vendor price	Price, in %		0	104	99
of which	143	Market comparable	Price, in %		0	87	8
Other liabilities	3,325
of which failed sales	727
of which	661	Market comparable	Price, in %		0	100	68
of which	50	Discounted cash flow	Credit spread, in bp		535	2,692	2,037
			Recovery rate, in %		26	26	26
Total level 3 liabilities at fair value	18,741
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.

Quantitative information about level 3 liabilities at fair value (continued)

end of 4Q13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	55	–	–		–	–	–
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	Discounted cash flow	Funding spread, in bp		90	90	90
Trading liabilities	5,564
of which interest rate derivatives	1,129	Option model	Basis spread, in bp		(5)	148	74
			Correlation, in %		17	99	62
			Mean reversion, in %	[2]	5	10	6
			Prepayment rate, in %		5	31	23
of which foreign exchange derivatives	938	Option model	Correlation, in %		(10)	70	48
			Prepayment rate, in %		19	31	25
of which equity/index-related derivatives	1,896	Option model	Correlation, in %		(83)	96	14
			Skew, in %		79	152	118
			Volatility, in %		2	252	26
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	1,230	Discounted cash flow	Credit spread, in bp		1	2,052	252
			Discount rate, in %		4	29	14
			Default rate, in %		1	15	6
			Recovery rate, in %		14	77	43
			Loss severity, in %		6	100	62
			Correlation, in %		34	98	55
			Prepayment rate, in %		0	17	2
Short-term borrowings	165	–	–		–	–	–
Long-term debt	9,780
of which structured notes over two years	6,217	Option model	Correlation, in %		(83)	99	16
			Volatility, in %		5	252	28
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[4]	0	5	0
of which non-recourse liabilities	2,552
of which	2,105	Vendor price	Price, in %		0	217	104
of which	301	Market comparable	Price, in %		0	93	13
Other liabilities	2,861
of which failed sales	1,143
of which	829	Market comparable	Price, in %		0	100	63
of which	195	Discounted cash flow	Credit spread, in bp		813	1,362	1,185
			Recovery rate, in %		23	23	23
Total level 3 liabilities at fair value	18,539
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Qualitative discussion of the ranges of significant unobservable inputs

The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above result in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.

Discount rate

The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.

Default rate and loss severity

For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low probability of default or guaranteed timely payment of principal and interest, while the higher end of the range relates collateral with a greater risk of default.

Credit spread and recovery rate

For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.

Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates, while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.

Correlation

There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation), and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Generally, same-asset correlation inputs have a narrower range than cross-asset correlation inputs. However, due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.

Prepayment rate

Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.

Volatility and skew

Volatility and skew are impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility rates may vary significantly between different underlying currencies and expiration dates on the options. Similarly, equity derivatives’ volatility may vary greatly depending upon the underlying reference name on the derivative.

Market implied life expectancy

Market implied life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA, and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of each insured.

Fair value measurements of investments in certain entities that calculate NAV per share

Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally involves private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which are generally up to ten years.

The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions

	2Q14							4Q13
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	6		105		111	0		1		18		19	0
Equity funds	31		2,087	[1]	2,118	0		28		3,096	[2]	3,124	0
Equity funds sold short	0		(13)		(13)	0		0		(17)		(17)	0
Total funds held in trading assets and liabilities	37		2,179		2,216	0		29		3,097		3,126	0
Debt funds	312		119		431	1		320		183		503	6
Equity funds	0		0		0	0		0		25		25	0
Others	0		51		51	0		0		153		153	31
Hedge funds	312		170	[3]	482	1		320		361	[4]	681	37
Debt funds	19		0		19	14		53		0		53	2
Equity funds	579		0		579	118		2,236		0		2,236	464
Real estate funds	264		0		264	87		350		0		350	110
Others	389		0		389	123		706		0		706	250
Private equities	1,251		0		1,251	342		3,345		0		3,345	826
Equity method investments	373		38		411	0		349		0		349	0
Total funds held in other investments	1,936		208		2,144	343		4,014		361		4,375	863
Total fair value	1,973	[5]	2,387	[6]	4,360	343	[7]	4,043	[5]	3,458	[6]	7,501	863	[7]
1
35 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 29 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , 26 % is redeemable on an annual basis with a notice period primarily of more than 60 days , and 11 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
55 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 19 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 17 % is redeemable on a monthly basis with a notice period primarily of less than 30 days , and 9 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
84 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , and 14 % is redeemable on an annual basis with a notice period of more than 60 days .

4
45 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 33 % is redeemable on demand with a notice period primarily of less than 30 days , and 21 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 641 million and CHF 1,819 million attributable to noncontrolling interests in 2Q14 and 4Q13, respectively.
6 Includes CHF 116 million and CHF 107 million attributable to noncontrolling interests in 2Q14 and 4Q13, respectively.
7 Includes CHF 175 million and CHF 405 million attributable to noncontrolling interests in 2Q14 and 4Q13, respectively.

Nonrecurring fair value changes

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.

Nonrecurring fair value changes

end of	2Q14	4Q13
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.2	0.3
of which level 3	0.2	0.3

Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in Investment Banking and Private Banking & Wealth Management’s Asset Management business. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Similarly, where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.

> Refer to “Note 34 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2013 for further information on the Group’s election of the fair value option for certain of its financial statement captions.

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments

	2Q14			4Q13
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,039	3,211	(2,172)	956	3,262	(2,306)
Financial instruments (CHF million)
Interest-bearing deposits with banks	309	306	3	311	307	4
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,586	86,304	282	96,587	96,217	370
Loans	19,897	20,010	(113)	19,457	19,653	(196)
Other assets [1]	21,539	27,671	(6,132)	20,749	25,756	(5,007)
Due to banks and customer deposits	(713)	(689)	(24)	(690)	(680)	(10)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(60,529)	(60,458)	(71)	(76,104)	(76,012)	(92)
Short-term borrowings	(7,132)	(7,075)	(57)	(6,053)	(5,896)	(157)
Long-term debt	(70,217)	(69,361)	(856)	(63,369)	(62,991)	(378)
Other liabilities	(1,205)	(2,631)	1,426	(1,780)	(3,285)	1,505
1 Primarily loans held-for-sale.

Gains and losses on financial instruments

	6M14		6M13
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	[1]	4	[1]
of which related to credit risk	(1)		(2)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	472	[1]	532	[1]
Other investments	202	[3]	(34)	[2]
of which related to credit risk	3		0
Loans	531	[1]	224	[1]
of which related to credit risk	70		(107)
Other assets	952	[1]	1,128	[1]
of which related to credit risk	351		300
Due to banks and customer deposits	(26)	[2]	13	[2]
of which related to credit risk	(8)		(1)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(38)	[1]	40	[2]
Short-term borrowings	(46)	[2]	6	[2]
Long-term debt	(2,162)	[2]	800	[2]
of which related to credit risk [4]	(47)		10
Other liabilities	45	[3]	239	[2]
of which related to credit risk	(39)		51
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (121) million and zero in 6M14, respectively, and CHF (20) million and CHF 38 million in 6M13, respectively.

Financial instruments not carried at fair value
The following table provides the carrying value and fair value of financial instruments which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.

Carrying value and fair value of financial instruments not carried at fair value

	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q14 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	79,158	0	78,610	548	79,158
Loans	231,016	0	234,112	2,508	236,620
Other financial assets [1]	145,936	68,039	76,670	1,619	146,328
Financial liabilities
Due to banks and deposits	368,769	212,058	156,614	10	368,682
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	27,538	0	27,538	0	27,538
Short-term borrowings	22,294	0	22,298	0	22,298
Long-term debt	73,610	0	71,560	4,018	75,578
Other financial liabilities [2]	92,096	0	91,559	617	92,176
4Q13 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	63,435	0	62,891	544	63,435
Loans	223,902	0	225,641	3,940	229,581
Other financial assets [1]	142,656	72,134	69,310	1,568	143,012
Financial liabilities
Due to banks and deposits	351,476	212,418	138,980	9	351,407
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	17,928	0	17,928	0	17,928
Short-term borrowings	14,140	0	14,148	0	14,148
Long-term debt	66,673	0	64,043	3,774	67,817
Other financial liabilities [2]	96,611	1,129	94,414	1,085	96,628
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.